FORM 13F

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter

Ended:	September 30, 2005
Check here if Amendment [  ];

Amendment Number:
This Amendment (Check only one):
[  ]is a restatement.
[  ] adds new holdings entries.
Institutional Investment Manager Filing this

Report:
Name:		Windsor Financial Group LLC
Address:	225 South Sixth Street Suite 3800
		Minneapolis, MN  55402

Form 13F File Number:28-06005
The institutional investment manager filing
this report and the person by
whom it is signed hereby represent that
the person signing the report is
authorized to submit it.
that all information contained herein is true,
correct and complete, and
that it is
understood that all required items,
statements, schedules, lists, and
tables are
considered integral parts of this form.
Person Signing this Report on Behalf of
Reporting Manager:
Name:	Tyron K. Estlick
Title:	C.E.O.
Phone:	612-347-7972
Signature, Place, and Date of Signing:
Minneapolis, Minnesota
09/30/2005
[Signature]
{City, State]
[Date]
Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (check here if
all holdings of this
reporting manager are
reported in this report.)
[ ] 13F NOTICE (Check if no holdings
reported are on this
report, and all holdings
are reported by other reporting.
List of other managers Reporting for this manager

Form 13F File Number 28-
Report summary:
Number of Other Included Managers:
2
Form 13F Information Table Entry Total:
153
Form 13F Information Table Value Total:
$177,148
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F
File numbers of all institutional investment managers with respect to which this report is filed other than the manager filing this report
No	Form 13F File Number
01	Windsor Financial Group LLC-Phoenix, Arizona
02	Virchow Krause